Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000
Cost:
Miners for Bitcoin	20,321	22,128
Total cost	20,321	22,128

Less: Accumulated depreciation	8,151	10,116

Property and equipment, net	12,170	12,012

Depreciation expense recognized for the six months ended June 30, 2024 and 2025 were $1,781, and $1,965, respectively.